Employee benefits liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employee benefits liabilities, current	€ 477	€ 544
Non-current provisions for employee benefits	8,551	8,507
Provisions for employee benefits	9,028	9,051
Pension Plans
Disclosure of defined benefit plans [line items]
Employee benefits liabilities, current	36	38
Non-current provisions for employee benefits	5,118	5,024
Provisions for employee benefits	5,154	5,062
Health care and life insurance
Disclosure of defined benefit plans [line items]
Employee benefits liabilities, current	132	132
Non-current provisions for employee benefits	2,128	2,157
Provisions for employee benefits	2,260	2,289
Postemployment Retirement Benefits
Disclosure of defined benefit plans [line items]
Employee benefits liabilities, current	61	63
Non-current provisions for employee benefits	702	730
Provisions for employee benefits	763	793
Other Postretirement Benefit Plans
Disclosure of defined benefit plans [line items]
Employee benefits liabilities, current	248	311
Non-current provisions for employee benefits	603	596
Provisions for employee benefits	€ 851	€ 907